NON-CONTROLLING INTERESTS - Rollforward of Participating Non-controlling Interests (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of subsidiaries [line items]
Capital contributions	$ (587)	$ (168)	$ (1,581)	$ (274)
Disposal	(26)	(21)	(414)	(21)
Other	163	(22)	155	13
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning balance			14,755
Net income (loss)	167	96	352	182
Other comprehensive income (loss)			602
Capital contributions			1,581
Disposal	(26)	(21)	(414)	$ (21)
Distributions			(401)
Other	160	$ (10)	129
Ending balance	16,604		16,604
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning balance			477
Net income (loss)			30
Other comprehensive income (loss)			(30)
Capital contributions			0
Disposal			(388)
Distributions			(21)
Other			27
Ending balance	95		$ 95
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			78.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning balance			$ 2,617
Net income (loss)			44
Other comprehensive income (loss)			50
Capital contributions			0
Disposal			0
Distributions			(44)
Other			1
Ending balance	2,668		$ 2,668
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning balance			$ 3,490
Net income (loss)			90
Other comprehensive income (loss)			201
Capital contributions			0
Disposal			0
Distributions			(119)
Other			(22)
Ending balance	3,640		$ 3,640
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			23.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Beginning balance			$ 2,134
Net income (loss)			24
Other comprehensive income (loss)			67
Capital contributions			86
Disposal			0
Distributions			(63)
Other			0
Ending balance	2,248		$ 2,248
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Beginning balance			$ 1,461
Net income (loss)			54
Other comprehensive income (loss)			12
Capital contributions			1,437
Disposal			(26)
Distributions			(2)
Other			(19)
Ending balance	2,917		$ 2,917
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund I | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			77.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund I | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			80.00%
Participating non-controlling interests – in operating subsidiaries | Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Beginning balance			$ 1,148
Net income (loss)			14
Other comprehensive income (loss)			25
Capital contributions			0
Disposal			0
Distributions			(28)
Other			166
Ending balance	1,325		$ 1,325
Interests held by third parties			50.00%
Participating non-controlling interests – in operating subsidiaries | The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning balance			$ 115
Net income (loss)			9
Other comprehensive income (loss)			0
Capital contributions			0
Disposal			0
Distributions			(3)
Other			0
Ending balance	121		$ 121
Interests held by third parties			25.00%
Participating non-controlling interests – in operating subsidiaries | Isagen institutional investors
Disclosure of subsidiaries [line items]
Beginning balance			$ 2,159
Net income (loss)			63
Other comprehensive income (loss)			308
Capital contributions			0
Disposal			0
Distributions			(86)
Other			0
Ending balance	2,444		$ 2,444
Interests held by third parties			53.00%
Participating non-controlling interests – in operating subsidiaries | Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Beginning balance			$ 14
Net income (loss)			0
Other comprehensive income (loss)			2
Capital contributions			0
Disposal			0
Distributions			(1)
Other			0
Ending balance	15		$ 15
Interests held by third parties			0.30%
Participating non-controlling interests – in operating subsidiaries | Other
Disclosure of subsidiaries [line items]
Beginning balance			$ 1,140
Net income (loss)			24
Other comprehensive income (loss)			(33)
Capital contributions			58
Disposal			0
Distributions			(34)
Other			(24)
Ending balance	$ 1,131		$ 1,131
Participating non-controlling interests – in operating subsidiaries | Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			0.30%
Participating non-controlling interests – in operating subsidiaries | Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%